Supplement, dated September 16, 2005, to the
Statements of Additional Information, for each of the following Signature Funds:

      Statement of Additional Information, each dated February 1, 2005, for Seligman Investment Grade Fixed Income Fund, Inc.,
    Seligman Municipal Fund Series, Inc., Seligman Municipal Series
       Trust, Seligman New Jersey Municipal Fund, Inc., Seligman
                  Pennsylvania Municipal Fund Series

    Statement of Additional Information, each dated March 1, 2005, for Seligman Frontier Fund, Inc. and Seligman Global Fund
                             Series, Inc.

     Statements of Additional Information, each dated May 2, 2005, for Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications
   and Information Fund, Inc., Seligman Growth Fund, Inc., Seligman
    High Income Fund Series, Seligman Income and Growth Fund, Inc.,
     Seligman LaSalle Real Estate Fund Series, Inc., Seligman Time Horizon/Harvester Series, Inc. and Seligman Value Fund Series,
                   Inc. (collectively, the "Funds")

Effective September 19, 2005, the following paragraph replaces and supersedes the second paragraph of sub-section "Class C" under the heading "Purchase, Redemption, and Pricing of Shares - Purchase of Shares" in each Fund's Statement of Additional Information:

      Level Load Intermediaries are those financial intermediaries who offer Class C Shares without any initial front-end sales charge. At the current time, the Level Load Intermediaries are as follows: Advest, Inc., Bear, Stearns & Co. Inc., Citigroup Global Markets, Inc., First Clearing, LLC, INVEST Financial Corporation, Investment Centers of America, Inc., KCD Financial, Inc., Lieblong & Associates, Inc., Linsco/Private Ledger Corporation, McDonald Investments Inc., Piper Jaffray & Co., Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., National Planning Corporation, National Planning Holdings, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Dain Rauscher Inc., SII Investments, Inc., UBS Financial Services, Inc., Wachovia Securities Financial Network, LLC and Wachovia Securities, LLC. From time to time, other Level Load Intermediaries may be added.